UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Statement of changes in equity [abstract]
Reserves	$ 1,011,223	$ 1,040,509	$ 1,116,100